Vessels, Port Terminals and Other Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Vessels, Port Terminal And Other Fixed Assets [Abstract]
Vessels, Port Terminal And Other Fixed Assets
Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$1,390,720	$(80,976)	$1,309,744
Additions	544,234	(54,581)	489,653
Disposals	(386,571)	8,475	(378,096)
Balance December 31, 2010	1,548,383	(127,082)	1,421,301
Additions	133,874	(63,203)	70,671
Disposals	(81,454)	4,707	(76,747)
Balance December 31, 2011	1,600,803	(185,578)	1,415,225
Additions	102,306	(63,737)	38,569
Disposals	(71,209)	4,141	(67,068)
Balance December 31, 2012	$1,631,900	$(245,174)	$1,386,726

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$60,129	$(6,560)	$53,569
Additions	5,129	(2,471)	2,658
Balance December 31, 2010	65,258	(9,031)	56,227
Additions	9,230	(2,538)	6,692
Disposals	(152)	103	(49)
Balance December 31, 2011	74,336	(11,466)	62,870
Additions	11,904	(2,785)	9,119
Balance December 31, 2012	$86,240	$(14,251)	$71,989

Tanker vessels, barges and push boats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$238,451	$(28,798)	$209,653
Additions	40,453	(13,886)	26,567
Disposals	(67)	47	(20)
Balance December 31, 2010	278,837	(42,637)	236,200
Additions	62,153	(15,378)	46,775
Balance December 31, 2011	340,990	(58,015)	282,975
Additions	20,008	(19,383)	625
Restructure of capital lease	(4,590)	—	(4,590)
Balance December 31, 2012	$356,408	$(77,398)	$279,010

Tanker vessels (Navios Acquisition)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$—	$—	$—
Vessels delivered from initial acquisition	119,251	(2,024)	117,227
VLCC Acquisition	419,500	(7,068)	412,432
Balance December 31, 2010	$538,751	$(9,092)	$529,659
Additions	31,774	(7,198)	24,576
Navios Acquisition deconsolidation	(570,525)	16,290	(554,235)
Balance December 31, 2011	$—	$—	$—

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$6,540	$(1,765)	$4,775
Additions	2,389	(822)	1,567
Disposals	(162)	110	(52)
Balance December 31, 2010	8,767	(2,477)	6,290
Additions	1,331	(745)	586
Balance December 31, 2011	10,098	(3,222)	6,876
Additions	2,832	(903)	1,929
Disposals	(37)	—	(37)
Balance December 31, 2012	$12,893	$(4,125)	$8,768

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$1,695,840	$(118,099)	$1,577,741
Additions	1,130,956	(80,852)	1,050,104
Disposals	(386,800)	8,632	(378,168)
Balance December 31, 2010	2,439,996	(190,319)	2,249,677
Additions	238,362	(89,062)	149,300
Disposals	(81,606)	4,810	(76,796)
Navios Acquisition deconsolidation	(570,525)	16,290	(554,235)
Balance December 31, 2011	2,026,227	(258,281)	1,767,946
Additions	137,050	(86,808)	50,242
Disposals	(71,246)	4,141	(67,105)
Restructure of capital lease	(4,590)	—	(4,590)
Balance December 31, 2012	$2,087,441	$(340,948)	$1,746,493